Dividends - Commentary (Details) - USD ($)		6 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Ordinary shares
Disclosure of classes of share capital [line items]
Cancellation of dividends declared (in usd per share)	$ 0.21
Fourth quarter dividend
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 0